3. CHANGES IN ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2017
Changes In Accounting Policies
CHANGES IN ACCOUNTING POLICIES

3. CHANGES IN ACCOUNTING POLICIES

IAS 7, Statement of Cash Flows

The Company adopted the amendment to IAS 7, Statement of Cash Flows, with a date of initial adoption of January 1, 2017.

This amendment requires disclosure of the cause of the changes in liabilities arising from financing activities. The incremental disclosure has been added within Note 30.